UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21605
                                                     ---------

          The  Topiary Master Fund for Benefit Plan Investors (BPI) LLC
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               25 De Forest Avenue
                            Summit, New Jersey 07901
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              John T. Ferguson, Jr.
                                    Director
                          DB Absolute Return Strategies
                               25 DeForest Avenue
                                Summit, NJ 07901
         ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (908) 608-3000
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

           DB TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                DECEMBER 31, 2004


                                                                                                                % OF MEMBERS'
STRATEGY                  INVESTMENT FUND                                       COST             FAIR VALUE        CAPITAL
--------                  ---------------                                   -----------         -----------     -------------
Event Driven              Avenue Europe Investments, L.P.                   $ 1,350,000         $ 1,404,387         3.4%
                          Harbert Distressed Investment Fund, L.P.            1,500,000           1,561,326         3.7%
                          M & M Arbitrage, LLC                                  500,000             561,520         1.4%
                          Merced Partners Limited Partnership                 1,350,000           1,449,786         3.5%
                          Perry Partners L.P.                                 1,500,000           1,619,497         3.9%
                          Special K Capital II, L.P.                          1,000,000           1,008,320         2.4%
                          Strategic Value Restructuring Fund, LP              1,300,000           1,381,033         3.3%
                                                                            -------------------------------------------------
Total Event Driven                                                            8,500,000           8,986,355        21.6%

Global Macro              Anglian Commodities US Feeder Fund LLC                300,000             305,134         0.7%
                          Bridgeweter Pure Alpha Fund Ltd.                    1,000,000           1,084,547         2.6%
                          Drawbridge Global Macro Fund LP                     1,000,000           1,039,333         2.5%
                          FX Concepts Global Funds Master Trust - Multi
                          Strategy Series                                       700,000             774,389         1.9%
                          Graham Global Investment Fund Ltd. K4 Portfolio       400,000             464,217         1.1%
                          The Capital Fund (DOMESTIC), LLC                    1,000,000           1,033,522         2.5%
                          Vega Select Opportunities Fund Limited                600,000             691,890         1.7%
                                                                            -------------------------------------------------
Total Global Macro                                                            5,000,000           5,393,032        13.0%

Long/Short Equity         Amaranth Global Equities LLC                        1,200,000           1,282,143         3.1%
                          Artha Emerging Markets Fund L.P.                    1,050,000           1,128,834         2.7%
                          Ascend Partners Leveraged Fund LP                     950,000           1,011,701         2.4%
                          FrontPoint Value Discovery Fund, L.P.                 850,000             895,621         2.2%
                          Hard Assets Partners L.P.                           1,200,000           1,247,612         3.0%
                          Hayground Cove Institutional Partners LP              900,000             976,840         2.4%
                          Island Drive Partners, L.P.                           300,000             269,400         0.6%
                          Kinetics Partners, L.P.                             1,000,000           1,114,165         2.7%
                          MPC Pilgrim Fund Limited Partnership                  600,000             609,329         1.5%
                          Miramar Capital Partners, L.P.                        800,000             702,049         1.7%
                          RX Healthcare Partners II LP                        1,100,000           1,139,505         2.7%
                          SR Global Fund L.P.                                 1,000,000           1,114,249         2.7%
                          Stadia Consumer Fund (QP), L.P.                     1,100,000           1,120,220         2.7%
                          TCS Capital II, L.P.                                1,000,000           1,136,646         2.7%
                          Torrey Pines Fund, LLC                              1,200,000           1,240,803         3.0%
                                                                            -------------------------------------------------
Total Long/Short Equity                                                      14,250,000          14,989,117        36.1%

           DB TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                   (UNAUDITED)
                                DECEMBER 31, 2004


                                                                                                                % OF MEMBERS'
STRATEGY                  INVESTMENT FUND                                       COST             FAIR VALUE        CAPITAL
--------                  ---------------                                   -----------         -----------     -------------
Relative Value                Alta Partners Investment Grade, L.P.              950,000             920,343         2.2%
                              Amaranth Capital Partners, LLC                  1,400,000           1,464,204         3.5%
                              Aristeia Partners, L.P.                         1,000,000           1,025,618         2.5%
                              Bogle World Fund, L.P.                            600,000             612,866         1.5%
                              Citadel Wellington Partners, L.P. SE            1,600,000           1,659,691         4.0%
                              Clinton Multistrategy Fund, LLC                 1,000,000           1,037,920         2.5%
                              Deephaven Market Neutral Fund LLC               1,000,000           1,045,209         2.5%
                              Ellington Overseas Partners, Ltd.                 300,000             308,526         0.8%
                              Julius Baer Diversified  Fixed Income
                              Hedge Fund (US Domicile)                        1,200,000           1,233,037         3.0%
                              Silverback Partners, L.P.                         950,000             971,402         2.3%
                              Stark Asia Fund LP                              1,250,000           1,263,214         3.0%
                                                                            -------------------------------------------------
Total Relative Value                                                         11,250,000          11,542,030        27.8%
                                                                            -------------------------------------------------
                                    Grand Total                             $39,000,000          40,910,534        98.5%
                                                                            =================================================

                                    Other Assets, less Liabilities                                  632,121         1.5%
                                                                                                -----------------------------

                                    Members' Capital                                            $41,542,655       100.0%
                                                                                                =============================

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Julian Sluyters
                           -----------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date                       February 25, 2005
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Julian Sluyters
                           -----------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date                       February 25, 2005
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ Alexandra Toohey
                           -----------------------------------------------------
                           Alexandra Toohey, Treasurer, Principal Financial Officer and Accounting Officer
                           (principal financial officer)

Date                       February 25, 2005
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.